UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments:

Putnam Dynamic Risk Allocation Fund

The fund's portfolio
2/28/13 (Unaudited)

COMMON STOCKS (37.0%)(a)
			Shares	Value

Basic materials (1.6%)

American Vanguard Corp.			352	$10,923

Arkema (France)			1,306	132,252

Assa Abloy AB Class B (Sweden)			3,672	145,476

Axiall Corp.			1,607	90,924

BASF SE (Germany)			3,314	311,843

Bemis Co., Inc.			3,114	116,277

BHP Billiton PLC (United Kingdom)			4,588	145,174

BHP Billiton, Ltd. (Australia)			7,789	292,377

Buckeye Technologies, Inc.			415	11,508

Cambrex Corp.(NON)			1,592	18,324

Carpenter Technology Corp.			207	9,777

Eagle Materials, Inc.			290	18,650

Evraz PLC (United Kingdom)			47,156	194,081

Horsehead Holding Corp.(NON)			1,653	17,472

Innophos Holdings, Inc.			424	20,704

Innospec, Inc.			400	16,100

International Flavors & Fragrances, Inc.			2,173	158,586

K&S AG (Germany)			861	40,473

KapStone Paper and Packaging Corp.			573	15,265

Koninklijke Boskalis Westminster NV (Netherlands)			2,571	109,891

Koppers Holdings, Inc.			299	12,403

Kraton Performance Polymers, Inc.(NON)			471	11,323

Kronos Worldwide, Inc.			363	6,211

L.B. Foster Co. Class A			156	6,889

Landec Corp.(NON)			992	10,922

Linde AG (Germany)			915	165,693

LSB Industries, Inc.(NON)			1,201	46,539

Minerals Technologies, Inc.			158	6,358

Nitto Denko Corp. (Japan)			3,600	211,547

NN, Inc.(NON)			1,208	10,461

OM Group, Inc.(NON)			402	9,865

PolyOne Corp.			1,140	25,981

PPG Industries, Inc.			2,712	365,198

Rio Tinto PLC (United Kingdom)			4,424	237,843

Rio Tinto, Ltd. (Australia)			2,359	160,752

Sealed Air Corp.			1,021	22,676

Sherwin-Williams Co. (The)			1,925	311,061

Syngenta AG (Switzerland)			397	168,060

Trex Co., Inc.(NON)			433	20,455

Tronox, Ltd. Class A			355	7,292

voestalpine AG (Austria)			4,067	137,363

W.R. Grace & Co.(NON)			250	17,895

				3,848,864
Capital goods (1.3%)

ABB, Ltd. (Switzerland)			7,585	172,347

Alliant Techsystems, Inc.			241	15,858

Altra Holdings, Inc.			888	22,857

AZZ, Inc.			246	10,986

Ball Corp.			4,132	183,502

Chart Industries, Inc.(NON)			381	27,645

Chase Corp.			523	9,853

DXP Enterprises, Inc.(NON)			218	13,560

European Aeronautic Defense and Space Co. NV (France)			5,410	275,543

Franklin Electric Co., Inc.			298	19,391

Generac Holdings, Inc.			495	17,053

General Dynamics Corp.			3,876	263,452

Great Lakes Dredge & Dock Corp.			3,420	33,345

Greenbrier Companies, Inc.(NON)			1,054	21,344

Hyster-Yale Materials Holdings, Inc.			77	3,945

Hyster-Yale Materials Holdings, Inc. Class B(F)			59	3,023

IHI Corp. (Japan)			31,000	86,947

Invensys PLC (United Kingdom)			21,364	115,821

JGC Corp. (Japan)			5,000	137,921

Kadant, Inc.(NON)			600	14,730

Lockheed Martin Corp.			3,164	278,432

McDermott International, Inc.(NON)			1,650	20,988

Miller Industries, Inc.			632	10,061

NACCO Industries, Inc. Class A			77	4,473

Northrop Grumman Corp.			3,212	210,964

Raytheon Co.			4,230	230,831

Republic Services, Inc.			4,497	141,386

Roper Industries, Inc.			1,390	173,208

Schindler Holding AG (Switzerland)			993	153,519

Singapore Technologies Engineering, Ltd. (Singapore)			20,000	68,520

Smith & Wesson Holding Corp.(NON)			542	5,176

Standard Motor Products, Inc.			874	21,614

Standex International Corp.			220	11,840

Sturm Ruger & Co., Inc.			93	5,079

Tetra Tech, Inc.(NON)			344	9,928

TriMas Corp.(NON)			962	27,600

Valmont Industries, Inc.			145	22,845

Vinci SA (France)			4,732	219,100

				3,064,687
Communication services (1.2%)

Allot Communications, Ltd. (Israel)(NON)			285	3,913

Aruba Networks, Inc.(NON)			450	11,214

AT&T, Inc.			21,604	775,800

BroadSoft, Inc.(NON)			89	1,869

BT Group PLC (United Kingdom)			31,487	127,904

CalAmp Corp.(NON)			869	9,516

CenturyLink, Inc.			2,596	90,003

Deutsche Telekom AG (Germany)			9,901	106,201

EchoStar Corp. Class A(NON)			2,108	79,767

France Telecom SA (France)			9,761	94,285

HSN, Inc.			135	7,223

IAC/InterActiveCorp.			4,691	191,158

InterDigital, Inc.			106	4,706

InterXion Holding NV (Netherlands)(NON)			394	9,744

Loral Space & Communications, Inc.			210	12,230

NeuStar, Inc. Class A(NON)			381	16,707

NTT DoCoMo, Inc. (Japan)			83	128,367

ShoreTel, Inc.(NON)			1,862	7,560

Tele2 AB Class B (Sweden)			6,000	95,341

Telefonica SA (Spain)			8,998	117,529

Telenor ASA (Norway)			5,503	118,508

Telstra Corp., Ltd. (Australia)			33,110	155,098

USA Mobility, Inc.			670	7,785

Verizon Communications, Inc.			10,713	498,476

Vodafone Group PLC (United Kingdom)			45,002	112,975

				2,783,879
Conglomerates (0.8%)

3M Co.			6,997	727,688

Danaher Corp.			6,657	410,071

General Electric Co.			17,292	401,520

Marubeni Corp. (Japan)			9,000	65,692

Siemens AG (Germany)			2,397	249,132

				1,854,103
Consumer cyclicals (4.9%)

Advance Auto Parts, Inc.			1,368	104,433

Aeon Co., Ltd. (Japan)			8,600	96,657

Amazon.com, Inc.(NON)			2,982	788,053

AutoZone, Inc.(NON)			500	190,075

Babcock International Group PLC (United Kingdom)			6,905	112,316

Belo Corp. Class A			4,138	35,752

Big Lots, Inc.(NON)			556	18,515

Brunswick Corp.			184	6,705

Buckle, Inc. (The)			193	8,648

Bureau Veritas SA (France)			1,002	129,046

Cabela's, Inc.(NON)			283	14,317

Carmike Cinemas, Inc.(NON)			605	9,474

Cash America International, Inc.			108	5,469

Cie Financiere Richemont SA (Switzerland)			3,095	247,434

Cie Generale des Etablissements Michelin (France)			1,555	138,968

Compass Group PLC (United Kingdom)			8,445	102,586

Cooper Tire & Rubber Co.			1,333	33,698

Copart, Inc.(NON)			1,866	63,705

Corporate Executive Board Co. (The)			126	6,822

Crocs, Inc.(NON)			342	5,185

Daihatsu Motor Co., Ltd. (Japan)			5,000	101,528

Deckers Outdoor Corp.(NON)			131	5,285

Deluxe Corp.			840	33,331

Demand Media, Inc.(NON)			397	3,216

Destination Maternity Corp.			892	19,972

Dollar General Corp.(NON)			2,943	136,379

Dollar Tree, Inc.(NON)			3,575	161,536

Ecolab, Inc.			5,373	411,303

Equifax, Inc.			1,826	100,649

Experian Group, Ltd. (United Kingdom)			6,485	107,374

Francesca's Holdings Corp.(NON)			318	8,093

Fuji Heavy Industries, Ltd. (Japan)			9,000	134,454

G&K Services, Inc. Class A			259	10,793

GameStop Corp. Class A			494	12,380

Genesco, Inc.(NON)			336	19,716

Global Cash Access Holdings, Inc.(NON)			1,111	7,888

Green Dot Corp. Class A(NON)			1,036	14,525

Harbinger Group, Inc.(NON)			1,196	10,250

HMS Holdings Corp.(NON)			278	8,059

Home Depot, Inc. (The)			11,912	815,972

Host Hotels & Resorts, Inc.(R)			7,933	132,243

Isuzu Motors, Ltd. (Japan)			37,000	227,398

KAR Auction Services, Inc.			612	12,987

Kimberly-Clark Corp.			5,760	543,053

Kohl's Corp.			3,603	166,098

La-Z-Boy, Inc.			1,501	27,498

Lumber Liquidators Holdings, Inc.(NON)			85	5,031

Marcus Corp.			1,102	13,455

MasterCard, Inc. Class A			1,519	786,569

MAXIMUS, Inc.			93	6,769

McGraw-Hill Cos., Inc. (The)			3,793	176,564

MGM China Holdings, Ltd. (Hong Kong)			66,000	159,200

Millennial Media, Inc.(NON)			303	2,839

Mitsubishi Motors Corp. (Japan)(NON)			96,000	105,574

MSC Industrial Direct Co., Inc. Class A			863	73,631

Namco Bandai Holdings, Inc. (Japan)			6,100	96,957

Navistar International Corp.(NON)			608	15,097

Next PLC (United Kingdom)			3,831	243,716

Nu Skin Enterprises, Inc. Class A			340	14,008

O'Reilly Automotive, Inc.(NON)			1,787	181,809

Omnicom Group, Inc.			3,838	220,800

OPAP SA (Greece)			9,122	77,458

Paychex, Inc.			9,184	303,990

PetSmart, Inc.			1,787	116,352

Pier 1 Imports, Inc.			242	5,438

Priceline.com, Inc.(NON)			535	367,855

Randstad Holding NV (Netherlands)			1,145	48,529

Reed Elsevier PLC (United Kingdom)			16,197	174,331

Ross Stores, Inc.			3,245	188,080

Ryland Group, Inc. (The)			691	24,683

Scania AB Class B (Sweden)			5,897	122,595

Scripps Networks Interactive Class A			1,585	99,934

Select Comfort Corp.(NON)			384	7,884

Sinclair Broadcast Group, Inc. Class A			1,667	23,471

Six Flags Entertainment Corp.			150	10,022

SJM Holdings, Ltd. (Hong Kong)			56,000	140,074

Sonic Automotive, Inc. Class A			2,486	55,537

Standard Parking Corp.(NON)			774	16,064

Suzuki Motor Corp. (Japan)			7,400	176,875

Target Corp.			7,389	465,211

Tempur-Pedic International, Inc.(NON)			422	17,332

Tile Shop Holdings, Inc.(NON)			417	7,352

Time Warner, Inc.			10,537	560,252

Towers Watson & Co. Class A			1,094	72,828

Town Sports International Holdings, Inc.			904	8,380

Tractor Supply Co.			1,268	131,859

ValueClick, Inc.(NON)			662	17,656

Verisk Analytics, Inc. Class A(NON)			2,182	127,691

Viacom, Inc. Class B			6,305	368,590

Volkswagen AG (Preference) (Germany)			881	192,375

VOXX International Corp.(NON)			1,633	16,248

Wal-Mart Stores, Inc.			558	39,495

				11,436,298
Consumer staples (3.7%)

AFC Enterprises(NON)			1,657	49,710

Ajinomoto Co., Inc. (Japan)			8,000	106,108

Altria Group, Inc.			14,646	491,373

Anheuser-Busch InBev NV (Belgium)			1,645	154,204

Apollo Group, Inc. Class A(NON)			531	8,958

Associated British Foods PLC (United Kingdom)			5,452	152,925

Avis Budget Group, Inc.(NON)			1,866	43,608

Barrett Business Services, Inc.			328	14,327

Beacon Roofing Supply, Inc.(NON)			487	17,970

Bright Horizons Family Solutions, Inc.(NON)			258	7,214

Brinker International, Inc.			730	24,367

British American Tobacco (BAT) PLC (United Kingdom)			2,760	143,800

Calbee, Inc. (Japan)			1,500	127,834

Coca-Cola Co. (The)			3,187	123,401

Colgate-Palmolive Co.			6,148	703,516

Core-Mark Holding Co., Inc.			226	10,830

DeNA Co., Ltd. (Japan)			2,100	58,903

Diageo PLC (United Kingdom)			4,076	122,189

Distribuidora Internacional de Alimentacion SA (Spain)			16,139	125,782

Domino's Pizza, Inc.			126	6,000

Dunkin' Brands Group, Inc.			1,789	66,461

General Mills, Inc.			10,076	466,015

Geo Group, Inc. (The)			677	23,384

H.J. Heinz Co.			5,506	398,800

Hain Celestial Group, Inc. (The)(NON)			165	9,034

Heineken Holding NV (Netherlands)			2,734	171,356

Hershey Co. (The)			3,187	265,605

Japan Tobacco, Inc. (Japan)			4,000	126,180

Kao Corp. (Japan)			5,100	163,026

Kellogg Co.			4,718	285,439

Koninklijke Ahold NV (Netherlands)			9,412	134,869

Nestle SA (Switzerland)			6,546	456,828

On Assignment, Inc.(NON)			542	11,848

OpenTable, Inc.(NON)			116	6,450

Panera Bread Co. Class A(NON)			508	81,763

Papa John's International, Inc.(NON)			163	8,478

PepsiCo, Inc.			12,009	909,922

Philip Morris International, Inc.			4,118	377,827

Prestige Brands Holdings, Inc.(NON)			561	13,346

Procter & Gamble Co. (The)			3,669	279,504

Reckitt Benckiser Group PLC (United Kingdom)			3,662	246,055

Reynolds American, Inc.			6,293	274,878

SABMiller PLC (United Kingdom)			2,210	109,760

Spartan Stores, Inc.			464	7,730

Starbucks Corp.			8,375	459,118

Suedzucker AG (Germany)			3,270	143,206

Tesco PLC (United Kingdom)			9,978	55,878

Toyota Tsusho Corp. (Japan)			7,800	198,621

TrueBlue, Inc.(NON)			2,030	39,362

Unilever PLC (United Kingdom)			3,025	120,322

United Natural Foods, Inc.(NON)			237	11,997

USANA Health Sciences, Inc.(NON)			109	4,828

Woolworths, Ltd. (Australia)			5,490	195,309

				8,616,218
Energy (2.8%)

BP PLC (United Kingdom)			38,683	260,517

Caltex Australia, Ltd. (Australia)			7,997	162,845

Chevron Corp.			10,970	1,285,136

ConocoPhillips			9,138	529,547

CVR Energy, Inc. (Escrow)			401	—

Delek US Holdings, Inc.			435	16,252

ENI SpA (Italy)			9,681	220,160

EPL Oil & Gas, Inc.(NON)			804	20,687

EQT Corp.			2,170	136,905

Exxon Mobil Corp.			20,415	1,828,163

Gulfport Energy Corp.(NON)			195	7,985

Helix Energy Solutions Group, Inc.(NON)			1,463	34,249

Key Energy Services, Inc.(NON)			2,304	19,768

Kodiak Oil & Gas Corp.(NON)			1,146	10,199

Oceaneering International, Inc.			2,124	135,065

Petrofac, Ltd. (United Kingdom)			9,097	200,646

Phillips 66			5,555	349,743

Repsol YPF SA (Spain)			4,597	97,485

Rosetta Resources, Inc.(NON)			207	10,077

Royal Dutch Shell PLC Class A (United Kingdom)			7,445	245,121

Royal Dutch Shell PLC Class B (United Kingdom)			6,851	231,134

Spectra Energy Corp.			7,380	214,315

Statoil ASA (Norway)			4,196	104,019

Stone Energy Corp.(NON)			523	10,695

Swift Energy Co.(NON)			642	8,680

Tesoro Corp.			740	41,618

Total SA (France)			4,034	201,599

Unit Corp.(NON)			232	10,551

Vaalco Energy, Inc.(NON)			2,872	23,292

W&T Offshore, Inc.			465	6,910

Western Refining, Inc.			748	26,846

				6,450,209
Financials (9.2%)

3i Group PLC (United Kingdom)			21,221	102,859

AG Mortgage Investment Trust, Inc.(R)			283	7,423

Ageas (Belgium)			4,196	142,485

Agree Realty Corp.(R)			464	13,024

AIA Group, Ltd. (Hong Kong)			35,400	153,485

Alexandria Real Estate Equities, Inc.(R)			1,673	119,017

Alleghany Corp.(NON)			622	235,035

Allianz SE (Germany)			1,009	137,886

Allied World Assurance Co. Holdings AG			1,999	175,532

American Campus Communities, Inc.(R)			4,849	219,175

American Capital Mortgage Investment Corp.(R)			463	11,899

American Equity Investment Life Holding Co.			1,172	16,267

Amtrust Financial Services, Inc.			264	8,778

Apartment Investment & Management Co. Class A(R)			304	9,004

Apollo Commercial Real Estate Finance, Inc.(R)			503	8,677

Apollo Residential Mortgage, Inc.			508	11,369

Arlington Asset Investment Corp. Class A			314	8,101

ARMOUR Residential REIT, Inc.(R)			1,516	10,142

Arthur J Gallagher & Co.			5,022	193,247

Ashford Hospitality Trust, Inc.(R)			1,893	22,281

Australia & New Zealand Banking Group, Ltd. (Australia)			4,539	132,937

AvalonBay Communities, Inc.(R)			1,304	162,778

AXA SA (France)			10,243	177,154

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			11,213	108,397

Banco Latinoamericano de Exportaciones SA Class E (Panama)			1,090	26,356

Banco Santander Central Hispano SA (Spain)			20,961	159,025

Bank of Hawaii Corp.			6,517	315,358

Barclays PLC (United Kingdom)			65,747	305,797

Berkshire Hathaway, Inc. Class B(NON)			1,676	171,220

BlackRock, Inc.			2,789	668,663

BNP Paribas SA (France)			4,198	234,395

BofI Holding, Inc.(NON)			723	24,343

Boston Properties, LP(R)			2,825	293,461

Brandywine Realty Trust(R)			5,043	69,341

BRE Properties(R)			124	6,028

Camden Property Trust(R)			3,504	242,267

Cardinal Financial Corp.			1,004	15,994

CBL & Associates Properties, Inc.(R)			1,759	40,000

Chimera Investment Corp.(R)			3,650	10,877

Chubb Corp. (The)			6,734	565,858

Citizens & Northern Corp.			563	10,979

Citizens Republic Bancorp, Inc.(NON)			522	10,753

CNO Financial Group, Inc.			1,249	13,664

Commonwealth Bank of Australia (Australia)			4,882	335,058

Cousins Properties, Inc.(R)			10,236	99,494

Credit Acceptance Corp.(NON)			158	17,464

Credit Agricole SA (France)(NON)			14,414	135,587

Credit Suisse Group (Switzerland)			3,093	82,385

Cullen/Frost Bankers, Inc.			6,887	417,077

CYS Investments, Inc.(R)			987	11,706

DBS Group Holdings, Ltd. (Singapore)			9,000	109,281

Deutsche Bank AG (Germany)			3,556	162,419

Dexus Property Group (Australia)			122,553	136,466

Digital Realty Trust, Inc.(R)			1,123	75,219

Discover Financial Services			12,893	496,767

Douglas Emmett, Inc.(R)			3,898	95,540

Duke Realty Corp.(R)			1,226	19,812

DuPont Fabros Technology, Inc.(R)			2,382	55,167

Dynex Capital, Inc.(R)			1,450	15,704

E*Trade Financial Corp.(NON)			687	7,358

Eagle Bancorp, Inc.(NON)			419	9,092

East West Bancorp, Inc.			774	19,040

EastGroup Properties, Inc.(R)			1,499	85,158

EPR Properties(R)			186	9,075

Equity Residential Trust(R)			7,490	412,250

Essex Property Trust, Inc.(R)			722	107,571

Everest Re Group, Ltd.			2,054	255,949

Extra Space Storage, Inc.(R)			3,413	127,783

Federal Realty Investment Trust(R)			3,063	325,321

Financial Institutions, Inc.			599	11,938

First Community Bancshares Inc.			585	9,138

First Industrial Realty Trust(NON)(R)			618	9,808

Flushing Financial Corp.			1,082	17,096

General Growth Properties(R)			12,388	237,106

Genworth Financial, Inc. Class A(NON)			5,244	44,784

Glimcher Realty Trust(R)			1,126	12,679

Government Properties Income Trust(R)			1,952	51,650

Hang Seng Bank, Ltd. (Hong Kong)			8,800	142,361

Hanmi Financial Corp.(NON)			1,208	20,524

HCP, Inc.(R)			8,264	403,944

Health Care REIT, Inc.(R)			6,266	401,901

Heartland Financial USA, Inc.			388	9,134

Heritage Financial Group, Inc.			509	6,983

HFF, Inc. Class A			1,598	29,339

Highwoods Properties, Inc.(R)			2,372	86,578

Hospitality Properties Trust(R)			4,751	126,852

HSBC Holdings, PLC (United Kingdom)			35,742	396,027

Insurance Australia Group, Ltd. (Australia)			40,409	234,819

IntercontinentalExchange, Inc.(NON)			2,154	333,482

Invesco Mortgage Capital, Inc.(R)			434	9,123

Investors Real Estate Trust(R)			1,399	13,304

iStar Financial, Inc.(NON)(R)			1,175	11,738

Jones Lang LaSalle, Inc.			215	20,778

Joyo Bank, Ltd. (The) (Japan)			22,000	109,848

JPMorgan Chase & Co.			3,871	189,369

Kimco Realty Corp.(R)			11,986	260,935

Lexington Realty Trust(R)			3,582	41,050

Liberty Property Trust(R)			466	18,076

LTC Properties, Inc.(R)			638	24,608

Macerich Co. (The)(R)			1,103	66,301

Maiden Holdings, Ltd. (Bermuda)			1,008	10,161

MainSource Financial Group, Inc.			903	12,642

Medical Properties Trust, Inc.(R)			6,896	100,130

MFA Financial, Inc.(R)			1,633	14,501

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			46,900	259,379

Muenchener Rueckversicherungs AG (Germany)			776	139,293

National Financial Partners Corp.(NON)			464	9,122

National Health Investors, Inc.(R)			586	37,973

Nationstar Mortgage Holdings, Inc.(NON)			650	25,045

Nelnet, Inc. Class A			523	17,353

Northern Trust Corp.			6,352	337,736

Ocwen Financial Corp.(NON)			350	13,797

One Liberty Properties, Inc.(R)			661	14,357

Oriental Financial Group (Puerto Rico)			593	9,079

ORIX Corp. (Japan)			1,290	143,546

PartnerRe, Ltd.			2,646	236,129

People's United Financial, Inc.			38,735	507,429

Peoples Bancorp, Inc.			599	12,980

PHH Corp.(NON)			518	10,883

Popular, Inc. (Puerto Rico)(NON)			471	13,150

Portfolio Recovery Associates, Inc.(NON)			105	12,277

Prologis, Inc.(R)			5,546	215,961

Protective Life Corp.			453	14,460

Prudential PLC (United Kingdom)			10,377	154,006

PS Business Parks, Inc.(R)			374	27,672

Public Storage(R)			4,365	660,032

Ramco-Gershenson Properties Trust(R)			7,377	116,557

Rayonier, Inc.(R)			1,834	102,466

Realty Income Corp.(R)			852	38,894

Regency Centers Corp.(R)			367	19,040

RenaissanceRe Holdings, Ltd.			2,195	191,931

Republic Bancorp, Inc. Class A			403	8,721

Resona Holdings, Inc. (Japan)			21,000	96,236

Retail Opportunity Investments Corp.(R)			8,038	103,771

Select Income REIT(R)			3,050	84,821

Senior Housing Properties Trust(R)			450	11,291

Simon Property Group, Inc.(R)			8,409	1,335,854

SL Green Realty Corp.(R)			2,125	173,443

Sovran Self Storage, Inc.(R)			1,450	88,218

St. Joe Co. (The)(NON)			2,165	48,280

STAG Industrial, Inc.(R)			2,968	62,951

Standard Chartered PLC (United Kingdom)			4,217	114,605

Standard Life PLC (United Kingdom)			21,702	115,739

Starwood Property Trust, Inc.(R)			338	9,447

Stockland (Units) (Australia)(R)			35,023	134,287

Summit Hotel Properties, Inc.(R)			1,737	16,675

Sun Communities, Inc.(R)			256	11,912

Swedbank AB Class A (Sweden)			10,848	259,701

Symetra Financial Corp.			1,008	13,275

T. Rowe Price Group, Inc.			6,673	475,051

Tanger Factory Outlet Centers(R)			1,614	56,958

Taubman Centers, Inc.(R)			266	20,408

Tokyu Land Corp. (Japan)			35,000	264,124

UBS AG (Switzerland)			7,721	121,269

UDR, Inc.(R)			1,773	42,304

Universal Health Realty Income Trust(R)			142	8,110

Validus Holdings, Ltd.			4,649	165,644

Virtus Investment Partners, Inc.(NON)			81	13,609

Visa, Inc. Class A			5,673	899,965

Vornado Realty Trust(R)			3,721	298,461

WageWorks, Inc.(NON)			362	8,547

Walker & Dunlop, Inc.(NON)			996	21,115

Walter Investment Management Corp.(NON)			786	36,093

Washington Banking Co.			712	9,783

Wells Fargo & Co.			5,101	178,943

Westfield Group (Australia)			9,782	111,569

Westpac Banking Corp. (Australia)			5,259	164,957

Wheelock and Co., Ltd. (Hong Kong)			35,000	191,301

World Acceptance Corp.(NON)			110	8,657

				21,610,423
Health care (4.3%)

Abbott Laboratories			9,200	310,868

AbbVie, Inc.			9,200	339,664

Air Methods Corp.			303	13,571

Alere, Inc.(NON)			1,115	25,377

Alfresa Holdings Corp. (Japan)			1,800	88,624

Align Technology, Inc.(NON)			255	8,017

Amedisys, Inc.(NON)			926	10,464

AmerisourceBergen Corp.			6,103	288,062

Amgen, Inc.			4,764	435,477

AmSurg Corp.(NON)			359	10,842

AstraZeneca PLC (United Kingdom)			3,358	152,307

athenahealth, Inc.(NON)			121	11,349

Bayer AG (Germany)			1,861	184,338

Becton, Dickinson and Co.			4,534	399,264

Bio-Reference Labs, Inc.(NON)			140	3,707

BioMarin Pharmaceuticals, Inc.(NON)			166	9,623

Bristol-Myers Squibb Co.			10,607	392,141

C.R. Bard, Inc.			2,117	209,265

Cardinal Health, Inc.			7,846	362,564

Centene Corp.(NON)			96	4,322

Coloplast A/S Class B (Denmark)			3,271	170,643

Community Health Systems, Inc.			293	12,382

Computer Programs & Systems, Inc.			85	4,432

Conmed Corp.			772	24,017

CSL, Ltd. (Australia)			2,557	156,519

Cubist Pharmaceuticals, Inc.(NON)			462	19,603

Cyberonics, Inc.(NON)			116	5,307

Elan Corp. PLC ADR (Ireland)(NON)			1,211	13,733

Eli Lilly & Co.			6,517	356,219

Endo Health Solutions, Inc.(NON)			473	14,663

Gentium SpA ADR (Italy)(NON)			407	3,394

GlaxoSmithKline PLC (United Kingdom)			9,644	212,606

Greatbatch, Inc.(NON)			994	26,908

Haemonetics Corp.(NON)			273	11,261

Health Net, Inc.(NON)			372	9,575

HealthSouth Corp.(NON)			699	16,860

Henry Schein, Inc.(NON)			2,327	207,615

Hi-Tech Pharmacal Co., Inc.			163	6,033

Hill-Rom Holdings, Inc.			589	19,307

Impax Laboratories, Inc.(NON)			840	16,657

Jazz Pharmaceuticals PLC(NON)			910	52,944

Johnson & Johnson			3,705	281,988

Lexicon Pharmaceuticals, Inc.(NON)			1,551	3,055

Magellan Health Services, Inc.(NON)			138	7,115

McKesson Corp.			4,832	512,820

MedAssets, Inc.(NON)			1,089	20,114

Medicines Co. (The)(NON)			807	25,671

Merck & Co., Inc.			17,167	733,546

Novartis AG (Switzerland)			3,215	217,744

Novo Nordisk A/S Class B (Denmark)			1,599	279,687

Obagi Medical Products, Inc.(NON)			1,519	20,476

Omega Healthcare Investors, Inc.(R)			5,371	150,334

Omnicare, Inc.			555	20,679

OraSure Technologies, Inc.(NON)			1,073	5,966

Orion OYJ Class B (Finland)			4,173	123,228

Otsuka Holdings Company, Ltd. (Japan)			6,300	201,695

PDL BioPharma, Inc.			1,475	10,532

Perrigo Co.			698	78,993

Pfizer, Inc.			40,581	1,110,702

Pharmacyclics, Inc.(NON)			53	4,652

PharMerica Corp.(NON)			808	11,579

Providence Service Corp. (The)(NON)			1,372	23,434

Quest Diagnostics, Inc.			3,901	219,119

Questcor Pharmaceuticals, Inc.			121	3,945

Roche Holding AG-Genusschein (Switzerland)			1,911	435,706

RTI Biologics, Inc.(NON)			1,700	6,171

Sabra Health Care REIT, Inc.(R)			4,122	108,944

Salix Pharmaceuticals, Ltd.(NON)			100	4,885

Sanofi (France)			2,316	218,675

Santarus, Inc.(NON)			374	4,963

Spectrum Pharmaceuticals, Inc.			783	8,926

STAAR Surgical Co.(NON)			2,251	12,133

Steris Corp.			244	9,516

Suzuken Co., Ltd. (Japan)			1,900	66,086

TearLab Corp.(NON)			833	4,931

Trinity Biotech PLC ADR (Ireland)			443	7,487

Triple-S Management Corp. Class B (Puerto Rico)(NON)			325	5,837

United Therapeutics Corp.(NON)			65	3,888

Ventas, Inc.(R)			7,133	504,874

ViroPharma, Inc.(NON)			811	20,226

Warner Chilcott PLC Class A			1,194	16,131

WellCare Health Plans, Inc.(NON)			565	32,312

				10,159,289
Technology (5.3%)

Acacia Research Corp.(NON)			138	3,858

Actuate Corp.(NON)			2,682	16,119

Acxiom Corp.(NON)			1,056	19,230

Analog Devices, Inc.			6,164	278,736

Anixter International, Inc.			167	11,510

Apple, Inc.			13,094	5,779,692

ASML Holding NV (Netherlands)			1,766	125,201

Aspen Technology, Inc.(NON)			359	11,043

Avago Technologies, Ltd.			6,340	216,955

Bottomline Technologies, Inc.(NON)			469	12,724

Brocade Communications Systems, Inc.(NON)			982	5,509

Cirrus Logic, Inc.(NON)			157	3,774

Commvault Systems, Inc.(NON)			225	16,639

Cornerstone OnDemand, Inc.(NON)			224	7,585

CSG Systems International, Inc.(NON)			206	3,998

EnerSys(NON)			588	24,037

Entegris, Inc.(NON)			1,542	14,664

Fair Isaac Corp.			360	15,962

FEI Co.			253	16,025

First Solar, Inc.(NON)			162	4,188

Gemalto NV (Netherlands)			1,223	111,375

GenMark Diagnostics, Inc.(NON)			331	3,452

Google, Inc. Class A(NON)			312	249,974

Honeywell International, Inc.			8,274	580,007

IBM Corp.			6,480	1,301,378

Infoblox, Inc.(NON)			449	9,469

InnerWorkings, Inc.(NON)			676	9,985

Integrated Silicon Solutions, Inc.(NON)			1,757	14,935

IntraLinks Holdings, Inc.(NON)			1,964	11,548

Intuit, Inc.			6,442	415,380

Ixia(NON)			354	7,179

Konica Minolta Holdings, Inc. (Japan)			14,000	106,858

L-3 Communications Holdings, Inc.			1,489	113,566

Lexmark International, Inc. Class A			317	6,980

Linear Technology Corp.			6,351	242,862

LivePerson, Inc.(NON)			515	7,452

Manhattan Associates, Inc.(NON)			238	16,627

Mantech International Corp. Class A			303	7,517

Maxim Integrated Products, Inc.			7,507	234,068

Mentor Graphics Corp.(NON)			1,308	23,165

Microsemi Corp.(NON)			437	9,015

Microsoft Corp.			10,758	299,072

MicroStrategy, Inc. Class A(NON)			92	9,373

Motorola Solutions, Inc.			5,168	321,501

MTS Systems Corp.			240	12,960

NEC Corp. (Japan)(NON)			96,000	236,998

Netscout Systems, Inc.(NON)			457	11,622

NIC, Inc.			416	7,372

NTT Data Corp. (Japan)			23	72,992

Omnivision Technologies, Inc.(NON)			804	12,390

Oracle Corp.			1,374	47,073

Oracle Corp. Japan (Japan)			2,500	105,152

Perficient, Inc.(NON)			810	9,380

Photronics, Inc.(NON)			1,460	9,694

Plantronics, Inc.			222	8,960

Polycom, Inc.(NON)			1,600	14,576

Procera Networks, Inc.(NON)			574	6,716

PTC, Inc.(NON)			415	9,603

QLIK Technologies, Inc.(NON)			331	8,606

Quantum Corp.(NON)			7,624	9,606

RF Micro Devices, Inc.(NON)			1,553	7,159

Rovi Corp.(NON)			764	13,592

Rudolph Technologies, Inc.(NON)			1,097	12,089

Safeguard Scientifics, Inc.(NON)			456	6,904

SAP AG (Germany)			993	77,510

Semtech Corp.(NON)			495	15,132

Silicon Graphics International Corp.(NON)			396	5,960

Silicon Image, Inc.(NON)			2,240	10,326

Softbank Corp. (Japan)			3,200	118,523

Sourcefire, Inc.(NON)			161	8,634

Sparton Corp.(NON)			505	7,242

SS&C Technologies Holdings, Inc.(NON)			375	9,491

Stratasys, Ltd.(NON)			100	6,314

Tangoe, Inc.(NON)			342	4,675

Teradyne, Inc.(NON)			691	11,581

Texas Instruments, Inc.			14,219	488,707

Tyler Technologies, Inc.(NON)			184	10,378

Ultimate Software Group, Inc.(NON)			202	19,851

Ultra Clean Holdings, Inc.(NON)			1,406	8,295

Xilinx, Inc.			6,413	239,013

				12,365,263
Transportation (0.8%)

Aegean Marine Petroleum Network, Inc. (Greece)			2,370	15,429

Alaska Air Group, Inc.(NON)			165	8,506

C.H. Robinson Worldwide, Inc.			2,264	129,093

Central Japan Railway Co. (Japan)			2,800	272,091

ComfortDelgro Corp., Ltd. (Singapore)			64,000	99,035

Copa Holdings SA Class A (Panama)			550	57,431

Hankyu Hanshin Holdings, Inc. (Japan)			24,000	131,789

International Consolidated Airlines Group SA (Spain)(NON)			27,898	100,630

J. B. Hunt Transport Services, Inc.			1,439	100,039

Quality Distribution, Inc.(NON)			1,199	9,460

SkyWest, Inc.			868	12,152

Southwest Airlines Co.			11,546	135,088

Swift Transportation Co.(NON)			1,822	24,652

TAL International Group, Inc.			572	24,625

United Parcel Service, Inc. Class B			7,603	628,388

Universal Truckload Services, Inc.			592	10,798

				1,759,206
Utilities and power (1.1%)

Chubu Electric Power Co., Inc. (Japan)			2,900	36,342

Consolidated Edison, Inc.			9,094	536,546

DTE Energy Co.			6,091	406,879

Enel SpA (Italy)			32,363	117,174

GDF Suez (France)			5,827	109,797

Kansai Electric Power, Inc. (Japan)			19,500	168,243

Kinder Morgan, Inc.			5,717	211,929

OGE Energy Corp.			4,114	238,242

Pinnacle West Capital Corp.			4,569	255,590

Red Electrica Corporacion SA (Spain)			3,147	174,120

SCANA Corp.			4,866	237,655

United Utilities Group PLC (United Kingdom)			15,094	168,524

				2,661,041

Total common stocks (cost $80,970,976)				$86,609,480

CORPORATE BONDS AND NOTES (5.1%)(a)
			Principal amount	Value

Basic materials (0.6%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$15,000	$16,034

ArcelorMittal sr. unsec. unsub. notes 10.35s, 2019 (France)			20,000	25,240

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			25,000	25,917

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			40,000	40,700

Ashland, Inc. 144A sr. unsec. unsub. notes 6 7/8s, 2043			25,000	26,188

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			55,000	60,638

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			5,000	5,075

Boise Cascade LLC / Boise Cascade Finance Corp. 144A sr. unsec. notes 6 3/8s, 2020 (United Kingdom)			15,000	15,844

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			25,000	25,094

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021			5,000	5,081

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			25,000	25,625

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			15,000	15,641

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			15,000	14,888

HD Supply, Inc. 144A company guaranty sr. unsec. notes 11 1/2s, 2020			70,000	80,675

HD Supply, Inc. 144A company guaranty sr. unsec. sub. notes 10 1/2s, 2021			25,000	25,750

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			50,000	50,063

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020			15,000	14,775

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			100,000	111,500

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			25,000	24,750

Huntsman International, LLC 144A sr. unsec. notes 4 7/8s, 2020			25,000	24,625

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			45,000	43,538

Inmet Mining Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			10,000	10,600

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			90,000	101,700

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			60,000	68,100

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			200,000	235,000

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			20,000	20,550

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			15,000	15,753

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			15,000	15,825

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023			50,000	50,500

PQ Corp. 144A sr. notes 8 3/4s, 2018			35,000	36,969

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			30,000	32,850

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			10,000	10,825

Taminco Acquisition Corp. 144A sr. unsec. notes 9 1/8s, 2017 (Belgium)(PIK)			20,000	19,975

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			50,000	49,688

USG Corp. sr. unsec. notes 9 3/4s, 2018			45,000	52,931

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			15,000	15,300

Weyerhaeuser Co. sr. unsec. unsub. debs. 7 1/8s, 2023(R)			35,000	42,223

				1,456,430
Capital goods (0.4%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			50,000	53,750

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			10,000	10,950

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			15,000	15,900

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			15,000	15,356

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			75,000	84,750

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			20,000	19,550

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			50,000	51,875

Dematic SA/DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			65,000	66,463

Exide Technologies sr. notes 8 5/8s, 2018			65,000	54,275

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			60,000	63,750

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			15,000	19,984

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			20,000	20,500

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			15,000	15,113

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 1/8s, 2019			110,000	118,113

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			25,000	25,813

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			70,000	76,475

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			75,000	79,313

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			55,000	57,063

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021			50,000	50,250

				899,243
Communication services (0.7%)

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			145,000	142,463

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			20,000	19,550

Cequel Communiciations Escrow Capital Corp. 144A sr. unsec. notes 6 3/8s, 2020			10,000	10,338

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			30,000	31,575

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			35,000	35,875

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			100,000	109,375

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			120,000	135,600

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			315,000	340,988

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			20,000	20,150

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)			20,000	20,800

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	295,000	311,277

Quebecor Media, Inc. 144A sr. unsec. notes 5 3/4s, 2023 (Canada)			$30,000	30,675

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			385,000	419,650

Windstream Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			25,000	24,500

				1,652,816
Consumer cyclicals (1.1%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			170,000	195,925

BC Mountain, LLC/BC Mountain Finance, Inc. 144A company guaranty sr. unsec. notes 7s, 2021			10,000	10,288

Beazer Homes USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2023			25,000	25,188

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			20,000	19,900

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			230,000	244,663

Caesars Entertainment Operating Co., Inc. 144A company guaranty sr. notes 9s, 2020			165,000	162,938

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			35,000	35,000

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty sr. notes 7 5/8s, 2016			80,000	86,100

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			30,000	27,900

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			75,000	77,438

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023(R)			15,000	15,094

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			30,000	31,350

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			70,000	71,750

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			55,000	62,356

Isle of Capri Casinos, Inc. 144A sr. unsec. notes 5 7/8s, 2021			60,000	60,000

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			20,000	20,500

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			10,000	11,050

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			25,000	27,625

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			50,000	54,250

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			45,000	47,138

Lennar Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2022			15,000	14,494

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			45,000	49,613

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			125,000	143,438

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			10,000	10,350

MGM Resorts International 144A company guaranty sr. unsec. notes 6 3/4s, 2020			25,000	26,188

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			95,000	98,800

Navistar International Corp. sr. notes 8 1/4s, 2021			70,000	67,550

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			60,000	62,100

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			50,000	51,438

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020			20,000	19,800

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			80,000	89,100

Petco Holdings, Inc. 144A sr. notes 8 1/2s, 2017(PIK)			25,000	25,750

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6s, 2035			90,000	85,950

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			175,000	190,313

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			45,000	45,506

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			10,000	10,850

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022			15,000	16,013

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			35,000	34,300

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			5,000	5,275

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			10,000	10,550

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			130,000	118,950

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			15,000	15,150

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			30,000	32,738

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			55,000	60,844

				2,571,513
Consumer staples (0.2%)

Claire's Stores, Inc. 144A sr. notes 9s, 2019			30,000	33,300

HDTFS, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			25,000	26,875

HDTFS, Inc. 144A company guaranty sr. notes 5 7/8s, 2020			20,000	20,800

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			30,000	31,200

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			5,000	5,400

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			65,000	64,756

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			10,000	10,500

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			20,000	21,075

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			220,000	229,900

				443,806
Energy (0.4%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			65,000	64,350

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			15,000	15,675

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			75,000	81,375

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			85,000	80,538

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			47,000	48,645

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			50,000	52,250

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021			75,000	80,625

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			20,000	21,600

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			60,000	64,200

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			50,000	54,500

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			50,000	51,563

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			45,000	45,225

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			20,000	21,100

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			110,000	117,013

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			100,000	105,580

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			40,000	42,700

				946,939
Financials (0.5%)

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			30,000	29,850

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			230,000	256,854

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			185,000	244,431

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			45,000	47,700

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			155,000	168,563

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			100,000	104,250

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 6.071s, Perpetual maturity (Jersey)			20,000	17,400

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			15,000	15,563

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			30,000	31,238

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			20,000	20,500

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			125,000	126,875

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			25,000	25,125

				1,088,349
Health care (0.4%)

AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			30,000	31,500

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020			25,000	26,438

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			60,000	61,800

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			70,000	76,388

HCA, Inc. sr. notes 6 1/2s, 2020			210,000	235,200

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			105,000	108,150

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			20,000	20,800

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			20,000	21,375

Kinetics Concepts/KCI USA 144A company guaranty notes 10 1/2s, 2018			115,000	123,913

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			85,000	87,656

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			100,000	110,875

Tenet Healthcare Corp. 144A companty guaranty sr. notes 4 1/2s, 2021			15,000	14,794

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			90,000	97,763

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			5,000	5,400

				1,022,052
Technology (0.4%)

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			280,000	267,400

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			120,000	135,000

CyrusOne LP / CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			15,000	15,788

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			215,000	219,838

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			45,000	45,900

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			125,000	137,500

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			50,000	58,500

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			30,000	30,825

				910,751
Transportation (0.1%)

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			120,000	137,400

				137,400
Utilities and power (0.3%)

AES Corp. (VA) sr. unsec. notes 8s, 2020			170,000	197,625

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022			60,000	69,300

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			195,000	219,863

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			30,000	30,450

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			20,000	19,985

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			100,000	111,250

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			115,000	129,088

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			30,000	31,629

				809,190

Total corporate bonds and notes (cost $11,659,149)				$11,938,489

COMMODITY LINKED NOTES (3.5%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (United Kingdom)			$842,000	$858,082

Deutsche Bank AG/London 144A sr. unsec. notes Ser. 0005, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Commodity Booster OYE Benchmark Light Energy TR Index multiplied by 3) (United Kingdom)			3,400,000	2,735,300

Deutsche Bank AG/London 144A sr. unsec. notes Ser. 00DL, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Commodity Booster OYE Benchmark Light Energy TR Index multiplied by 3) (United Kingdom)			440,000	364,056

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (United Kingdom)			1,548,000	1,332,364

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBS Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (Jersey)			842,000	858,971

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)			1,548,000	1,333,662

UBS AG/London 144A sr. notes 1-month USD LIBOR, 2013 (Indexed to the UBS Bloomberg CMCI USD TR Index multiplied by 3) (Jersey)			916,000	789,012

Total commodity linked notes (cost $9,536,000)				$8,271,447

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (3.2%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.5%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, March 1, 2043			$1,000,000	$1,046,953

				1,046,953
U.S. Government Agency Mortgage Obligations (2.7%)

Federal National Mortgage Association Pass-Through Certificates
5s, TBA, March 1, 2043			3,000,000	3,248,438
4s, TBA, March 1, 2043			2,000,000	2,131,875
3 1/2s, TBA, March 1, 2028			1,000,000	1,060,156

				6,440,469

Total U.S. government and agency mortgage obligations (cost $7,468,087)				$7,487,422

U.S. TREASURY OBLIGATIONS (0.3%)(a)
			Principal amount	Value

U.S. Treasury Bonds 4 3/8s, February 15, 2038(i)			$248,000	$312,016

U.S. Treasury Notes 1/2s, November 15, 2013(i)			281,000	282,091

Total U.S. treasury obligations (cost $594,107)				$594,107

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.6%)(a)
			Principal amount/units	Value

Spain (Government of) sr. unsec. unsub. bonds 5.85s, 2022			$2,628,000	$3,657,875

Total foreign government and agency bonds and notes (cost $3,641,307)				$3,657,875

INVESTMENT COMPANIES (0.5%)(a)
			Shares	Value

Ares Capital Corp.			9,173	$169,838

iShares MSCI EAFE Index Fund			17,730	1,031,531

Total investment Companies (cost $1,185,488)				$1,201,369

PURCHASED EQUITY OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/ strike		amount	Value

SPDR S&P 500 ETF Trust (Put)	Feb-14/$130.00		29,190	$115,780

SPDR S&P 500 ETF Trust (Put)	Jan-14/125.00		35,489	99,176

SPDR S&P 500 ETF Trust (Put)	Dec-13/120.00		36,486	69,049

SPDR S&P 500 ETF Trust (Put)	Nov-13/115.00		29,475	34,538

SPDR S&P 500 ETF Trust (Put)	Oct-13/123.00		26,890	41,018

SPDR S&P 500 ETF Trust (Put)	Oct-13/123.00		6,700	10,579

SPDR S&P 500 ETF Trust (Put)	Sep-13/125.00		21,740	32,905

SPDR S&P 500 ETF Trust (Put)	Aug-13/115.00		10,576	5,752

SPDR S&P 500 ETF Trust (Put)	Jul-13/115.00		29,934	11,884

SPDR S&P 500 ETF Trust (Put)	Jun-13/110.00		25,594	4,354

SPDR S&P 500 ETF Trust (Put)	May-13/108.00		30,279	2,778

SPDR S&P 500 ETF Trust (Put)	Apr-13/117.00		14,706	1,048

SPDR S&P 500 ETF Trust (Put)	Mar-13/116.00		9,176	29

SPDR S&P 500 ETF Trust (Put)	Mar-13/116.00		5,350	19

Total purchased equity options outstanding (cost $1,476,051)				$428,909

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			75	$72,973

M/I Homes, Inc. $2.438 pfd.(NON)			2,460	61,746

Total preferred stocks (cost $124,479)				$134,719

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Exide Technologies cv. sr. sub. notes FRN zero %, 2013			$25,000	$23,625

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			35,000	39,594

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014			74,000	69,745

Total convertible bonds and notes (cost $130,709)				$132,964

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)(NON)			1,658	$38,698

EPR Properties Ser. C, $1.44 cv. pfd.			1,550	34,798

Total convertible preferred stocks (cost $75,736)				$73,496

SHORT-TERM INVESTMENTS (52.5%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.11%(AFF)			53,408,234	$53,408,234

Putnam Short Term Investment Fund 0.10%(AFF)			18,674,124	18,674,124

SSgA Prime Money Market Fund 0.08%(P)			4,190,000	4,190,000

U.S. Treasury Bills with an effective yield of 0.145%, December 12, 2013(SEG)(SEGSF)			$3,500,000	3,496,111

U.S. Treasury Bills with an effective yield of 0.165%, November 14, 2013(SEG)(SEGSF)			5,000,000	4,995,344

U.S. Treasury Bills with effective yields ranging from 0.174% to 0.175%, October 17, 2013			6,640,000	6,635,232

U.S. Treasury Bills with effective yields ranging from 0.129% to 0.130%, September 19, 2013			3,650,000	3,647,697

U.S. Treasury Bills with effective yields ranging from 0.155% to 0.180%, August 22, 2013(SEG)			8,500,000	8,494,968

U.S. Treasury Bills with effective yields ranging from 0.178% to 0.179%, July 25, 2013			1,500,000	1,499,316

U.S. Treasury Bills with effective yields ranging from 0.161% to 0.162%, June 27, 2013			3,500,000	3,498,709

U.S. Treasury Bills with effective yields ranging from 0.168% to 0.170%, May 30, 2013			2,500,000	2,499,344

U.S. Treasury Bills with effective yields ranging from 0.167% to 0.182%, May 2, 2013			12,000,000	11,998,029

Total short-term investments (cost $123,027,882)				$123,037,108

TOTAL INVESTMENTS

Total investments (cost $239,889,971)(b)				$243,567,385

FORWARD CURRENCY CONTRACTS at 2/28/13 (aggregate face value $19,368,067) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	3/20/13	$1,581,332	$1,650,703	$(69,371)
Barclays Bank PLC
	Australian Dollar	Sell	4/17/13	59,047	60,096	1,049
	British Pound	Buy	3/20/13	122,112	126,915	(4,803)
	Canadian Dollar	Buy	4/17/13	40,588	41,895	(1,307)
	Euro	Buy	3/20/13	728,711	761,762	(33,051)
	Hong Kong Dollar	Sell	5/15/13	170,456	170,525	69
	Japanese Yen	Buy	5/15/13	1,535,923	1,539,333	(3,410)
	Malaysian Ringgit	Buy	5/15/13	10,433	10,414	19
	Singapore Dollar	Sell	5/15/13	40,940	40,938	(2)
	Swedish Krona	Sell	3/20/13	42,336	43,338	1,002
Citibank, N.A.
	Danish Krone	Buy	3/20/13	3,835	3,991	(156)
	Euro	Buy	3/20/13	152,375	159,319	(6,944)
	Singapore Dollar	Sell	5/15/13	40,940	40,956	16
Credit Suisse International
	Australian Dollar	Sell	4/17/13	59,250	60,292	1,042
	British Pound	Buy	3/20/13	342,671	356,174	(13,503)
	Canadian Dollar	Buy	4/17/13	40,588	41,906	(1,318)
	Euro	Buy	3/20/13	152,245	159,144	(6,899)
	Japanese Yen	Buy	5/15/13	1,563,131	1,566,872	(3,741)
	Mexican Peso	Buy	4/17/13	69,493	70,060	(567)
	New Zealand Dollar	Buy	4/17/13	1,484	1,516	(32)
	Polish Zloty	Buy	3/20/13	142,146	146,515	(4,369)
	South African Rand	Buy	4/17/13	139,743	141,897	(2,154)
Deutsche Bank AG
	Euro	Buy	3/20/13	152,375	159,244	(6,869)
Goldman Sachs International
	British Pound	Sell	3/20/13	821,562	818,742	(2,820)
HSBC Bank USA, National Association
	Euro	Buy	3/20/13	907,330	948,396	(41,066)
	Japanese Yen	Buy	5/15/13	1,353,250	1,356,386	(3,136)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/17/13	59,250	60,298	1,048
	British Pound	Buy	3/20/13	121,960	126,687	(4,727)
	Canadian Dollar	Buy	4/17/13	40,588	41,900	(1,312)
	Euro	Buy	3/20/13	152,375	159,243	(6,868)
	Japanese Yen	Buy	5/15/13	1,569,256	1,566,257	2,999
	Mexican Peso	Buy	4/17/13	69,493	70,070	(577)
	Swiss Franc	Sell	3/20/13	100,733	104,327	3,594
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/17/13	59,250	60,297	1,047
	British Pound	Buy	3/20/13	121,960	126,685	(4,725)
	Canadian Dollar	Buy	4/17/13	40,588	41,892	(1,304)
	Euro	Buy	3/20/13	152,375	159,272	(6,897)
	Israeli Shekel	Buy	4/17/13	7,044	7,070	(26)
	Japanese Yen	Buy	5/15/13	1,353,250	1,356,607	(3,357)
	Swedish Krona	Sell	3/20/13	42,351	43,342	991
UBS AG
	Australian Dollar	Sell	4/17/13	59,250	60,288	1,038
	British Pound	Buy	3/20/13	121,960	126,744	(4,784)
	Canadian Dollar	Buy	4/17/13	40,588	41,888	(1,300)
	Euro	Buy	3/20/13	907,200	948,501	(41,301)
	Japanese Yen	Buy	5/15/13	1,353,250	1,356,210	(2,960)
	Mexican Peso	Buy	4/17/13	69,493	70,070	(577)
	Norwegian Krone	Sell	3/20/13	13,440	14,093	653
	Swedish Krona	Sell	3/20/13	42,336	43,327	991
WestPac Banking Corp.
	Euro	Buy	3/20/13	907,200	948,649	(41,449)
	Japanese Yen	Buy	5/15/13	1,353,250	1,357,021	(3,771)

Total						$(315,895)

FUTURES CONTRACTS OUTSTANDING at 2/28/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	63	$7,892,515	Mar-13	$(36,662)
Euro-Bobl 5 yr (Long)	32	5,329,984	Mar-13	35,051
Euro-Bund 10 yr (Long)	64	12,114,664	Mar-13	64,885
Euro-Buxl 30yr Bond (Long)	16	2,794,920	Mar-13	24,206
Euro-OAT 10 yr (Short)	40	7,059,889	Mar-13	(131)
Euro-Schatz 2 yr (Long)	32	4,626,241	Mar-13	2,822
FTSE 100 Index (Short)	33	3,183,234	Mar-13	(135,981)
Japanese Government Bond 10 yr (Long)	19	29,726,831	Mar-13	184,288
MSCI EAFE Index Mini (Short)	35	2,903,075	Mar-13	(110,758)
NASDAQ 100 Index E-Mini (Short)	93	5,092,680	Mar-13	(135,231)
S&P 500 Index E-Mini (Long)	171	12,938,715	Mar-13	279,369
U.K. Gilt 10 yr (Long)	68	12,037,671	Jun-13	264,982
U.S. Treasury Bond 30 yr (Long)	29	4,169,656	Jun-13	(9,789)
U.S. Treasury Note 2 yr (Long)	51	11,243,906	Jun-13	(97)
U.S. Treasury Note 5 yr (Long)	90	11,158,594	Jun-13	4,657
U.S. Treasury Note 10 yr (Long)	10	1,315,469	Jun-13	(2,441)
U.S. Treasury Note 10 yr (Short)	119	15,654,078	Jun-13	28,594

Total				$457,766

WRITTEN EQUITY OPTIONS OUTSTANDING at 2/28/13 (premiums $167,867) (Unaudited)

	Expiration	Contract
	Date/strike	amount	Value

SPDR S&P 500 ETF Trust (Put)	May-13/$90.00	30,279	$1,559
SPDR S&P 500 ETF Trust (Put)	Apr-13/100.00	14,706	195
SPDR S&P 500 ETF Trust (Put)	Mar-13/100.00	5,350	2
SPDR S&P 500 ETF Trust (Put)	Mar-13/100.00	9,176	1

Total			$1,757

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Barclays Bank PLC
	$1,900,000	(E)	$78,125	3/20/43	3 month USD-LIBOR-BBA	2.60%	$(68,479)
	48,600,000	(E)	531,227	3/20/23	3 month USD-LIBOR-BBA	1.75%	(594,835)
	6,700,000	(E)	9,033	3/20/18	3 month USD-LIBOR-BBA	0.90%	(6,578)
	3,800,000	(E)	(3,974)	3/20/15	3 month USD-LIBOR-BBA	0.45%	320
	Credit Suisse International
	13,300,000	(E)	363,930	3/20/23	3 month USD-LIBOR-BBA	1.75%	55,769
	200,000	(E)	888	3/20/18	3 month USD-LIBOR-BBA	0.90%	422
	1,000,000	(E)	(550)	3/20/15	3 month USD-LIBOR-BBA	0.45%	580
	300,000	(E)	20,100	3/20/43	3 month USD-LIBOR-BBA	2.60%	(3,048)

	Total						$(615,849)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/13 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$3,800,000	9/21/21	(2.305%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$107,920
baskets	163,729	3/14/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	1,467,772
baskets	65,244	3/14/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	77,971
units	2,143	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(670,730)
units	450	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(140,844)
units	308	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(96,400)
units	1,330	4/5/13	3 month USD-LIBOR-BBA minus 0.39%	Russell 1000 Total Return Index	(416,272)
units	1,586	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(78,719)
Barclays Bank PLC
	$2,900,000	12/7/22	(2.7475%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(17,528)
Citibank, N.A.
	800,000	11/7/22	(2.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(2,199)
	1,500,000	8/7/22	2.515%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(25,485)
baskets	30	2/13/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	24,611
baskets	70	2/13/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	82,474
shares	20,457	9/10/13	(3 month USD-LIBOR-BBA)	Vanguard Index Funds - MSCI Emerging Markets ETF	11,885
units	1,616	2/13/14	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	20,883
units	849	2/13/14	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(26,693)
Credit Suisse International
	$2,600,000	1/9/23	(2.76%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(11,939)
	3,400,000	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	57,766
	1,600,000	8/8/22	(2.5325%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	24,496
	700,000	9/10/22	(2.5925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	9,464
	42,883	9/19/13	(3 month USD-LIBOR-BBA plus 0.05%)	Vanguard Index Funds - MSCI Emerging Markets ETF	(5,553)
	3,300,000	2/8/23	(2.81%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(14,378)
shares	34,150	11/25/13	(3 month USD-LIBOR-BBA plus 0.10%)	Vanguard Index Funds - MSCI Emerging Markets ETF	15,010
shares	20,127	7/18/13	(3 month USD-LIBOR-BBA plus 0.10%)	Vanguard Index Funds - MSCI Emerging Markets ETF	(32,578)
shares	94,529	7/2/13	(3 month USD-LIBOR-BBA plus 0.10%)	Vanguard Index Funds - MSCI Emerging Markets ETF	(188,784)
shares	6,269	2/10/14	(3 month USD-LIBOR-BBA plus 0.15%)	Vanguard Index Funds - MSCI Emerging Markets ETF	(5,133)
shares	36,117	2/20/14	(3 month USD-LIBOR-BBA plus 0.20%)	Vanguard Index Funds - MSCI Emerging Markets ETF	(30,414)
Deutsche Bank AG
	$500,000	11/7/21	(2.43%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	7,460
Goldman Sachs International
	1,500,000	10/5/22	(2.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,299
JPMorgan Chase Bank N.A.
	13,500,000	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	226,234

Total					$371,596

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/28/13 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Barclays Bank PLC
	DJ CDX EM Series 18 Index	BB+/P	$(215,460)	$1,800,000	12/20/17	500 bp	$(4,290)
	DJ CDX EM Series 18 Index	BB+/P	(1,237,600)	9,100,000	12/20/17	500 bp	(108,098)
	DJ CDX NA HY Series 19 Index	B+/P	(48,293)	6,439,000	12/20/17	500 bp	195,424
	DJ CDX NA HY Series 19 Index	B+/P	(115,500)	4,200,000	12/20/17	500 bp	22,470
	DJ CDX NA HY Series 19 Index	B+/P	21,875	3,500,000	12/20/17	500 bp	154,350
	DJ CDX NA HY Series 19 Index	B+/P	(47,250)	2,100,000	12/20/17	500 bp	26,402
	DJ CDX NA IG Series 19 Index	BBB+/P	(5,861)	1,180,000	12/20/17	100 bp	3,652
	DJ CDX NA IG Series 19 Index	BBB+/P	(990)	655,000	12/20/17	100 bp	4,291
	Citibank, N.A.
	DJ CDX EM Series 18 Index	BB+/P	(99,520)	800,000	12/20/17	500 bp	(223)
	DJ CDX NA IG Series 19 Index	BBB+/P	(2,342)	460,000	12/20/17	100 bp	1,366
	Credit Suisse International
	DJ CDX NA HY Series 19 Index	B+/P	5,000	2,000,000	12/20/17	500 bp	80,700
	DJ CDX NA IG Series 19 Index	BBB+/P	(4,314)	900,000	12/20/17	100 bp	1,717
	DJ CDX NA IG Series 19 Index	BBB+/P	(4,275)	850,000	12/20/17	100 bp	2,578
	DJ CDX NA IG Series 19 Index	BBB+/P	(708)	550,000	12/20/17	100 bp	3,726
	Deutsche Bank AG
	DJ CDX EM Series 18 Index	BB+/P	(144,100)	1,100,000	12/20/17	500 bp	(7,567)
	DJ CDX NA HY Series 19 Index	B+/P	6,625	5,300,000	12/20/17	500 bp	207,231
	DJ CDX NA HY Series 19 Index	B+/P	4,281	3,425,000	12/20/17	500 bp	133,918
	DJ CDX NA IG Series 19 Index	BBB+/P	(3,877)	540,000	12/20/17	100 bp	191
	Goldman Sachs International
	DJ CDX NA IG Series 19 Index	BBB+/P	(12,456)	2,500,000	12/20/17	100 bp	7,699
	DJ CDX NA IG Series 19 Index	BBB+/P	(329)	165,000	12/20/17	100 bp	1,001
	JPMorgan Chase Bank N.A.
	DJ CDX EM Series 18 Index	BB+/P	(112,800)	800,000	12/20/17	500 bp	(15,614)
	DJ CDX NA HY Series 19 Index	B+/P	(406,250)	25,000,000	12/20/17	500 bp	540,002

	Total						$1,250,926

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2012 through February 28, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $234,249,965.
(CLN)	The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $239,926,964, resulting in gross unrealized appreciation and depreciation of $8,457,653 and $4,817,232, respectively, or net unrealized appreciation of $3,640,421.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$57,732,468	$105,252,779	$109,577,013	$49,028	$53,408,234
	Putnam Short Term Investment Fund *	—	21,073,510	2,399,386	307	18,674,124
	Totals	$57,732,468	$126,326,289	$111,976,399	$49,335	$72,082,358
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $205,338,649 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $165,384 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $457,615 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $379,592.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$1,396,039	$2,452,825	$—
Capital goods	1,831,946	1,229,718	3,023
Communication services	1,727,671	1,056,208	—
Conglomerates	1,539,279	314,824	—
Consumer cyclicals	8,500,853	2,935,445	—
Consumer staples	5,503,063	3,113,155	—
Energy	4,726,683	1,723,526	—
Financials	15,841,740	5,768,683	—
Health care	7,651,431	2,507,858	—
Technology	11,410,654	954,609	—
Transportation	1,155,661	603,545	—
Utilities and power	1,886,841	774,200	—
Total common stocks	63,171,861	23,434,596	3,023
Commodity linked notes	—	8,271,447	—
Convertible bonds and notes	—	132,964	—
Convertible preferred stocks	—	73,496	—
Corporate bonds and notes	—	11,938,489	—
Foreign government and agency bonds and notes	—	3,657,875	—
Investment companies	1,201,369	—	—
Preferred stocks	—	134,719	—
Purchased equity options outstanding	—	428,909	—
U.S. Government and Agency Mortgage Obligations	—	7,487,422	—
U.S. Treasury obligations	—	594,107	—
Short-term investments	76,272,358	46,764,750	—

Totals by level	$140,645,588	$102,918,774	$3,023

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(315,895)	$—
Futures contracts	457,766	—	—
Written equity options outstanding	—	(1,757)	—
Interest rate swap contracts	—	(1,614,628)	—
Total return swap contracts	—	371,596	—
Credit default contracts	—	3,675,070	—

Totals by level	$457,766	$2,114,386	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$3,675,070	$—
Foreign exchange contracts	15,558	331,453
Equity contracts	2,408,884	2,075,847
Interest rate contracts	1,049,549	1,740,701

Total	$7,149,061	$4,148,000

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (number of contracts)				250,000
Written equity option contracts (number of contracts)				260,000
Futures contracts (number of contracts)				700
Forward currency contracts (contract amount)				$43,300,000
OTC interest rate swap contracts (notional)				$62,100,000
OTC total return swap contracts (notional)				$84,700,000
OTC credit default swap contracts (notional)				$62,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 26, 2013